Average Annual Total Returns{- Fidelity Corporate Bond Fund} - 08.31 Fidelity Corporate Bond Fund Retail PRO-08 - Fidelity Corporate Bond Fund	Fidelity Corporate Bond Fund Return Before Taxes Past 1 year	Fidelity Corporate Bond Fund Return Before Taxes Past 5 years	Fidelity Corporate Bond Fund Return Before Taxes Past 10 years	Fidelity Corporate Bond Fund After Taxes on Distributions Past 1 year	Fidelity Corporate Bond Fund After Taxes on Distributions Past 5 years	Fidelity Corporate Bond Fund After Taxes on Distributions Past 10 years	Fidelity Corporate Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Corporate Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Corporate Bond Fund After Taxes on Distributions and Sales Past 10 years	LB004 Past 1 year	LB004 Past 5 years	LB004 Past 10 years
Total	(1.22%)	5.45%	4.81%	(2.40%)	4.03%	3.42%	(0.64%)	3.59%	3.12%	(1.08%)	5.05%	4.45%